Deposits, Prepayments and Deferred Expenses	12 Months Ended
Dec. 31, 2025
Disclosure of Deposits Prepayments and Deferred Expenses [Abstract]
Deposits, Prepayments and Deferred Expenses
18.
DEPOSITS, PREPAYMENTS AND DEFERRED EXPENSES

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	As of December 31,
	2025	2024
Other prepayments	$285	$360
Value-Added Tax recoverable	185	127
Deposits	—	14
	$470	$501